EXPLORATION AND EVALUATION ASSETS (Details Narrative) $ in Thousands	3 Months Ended
Mar. 31, 2026 CAD ($) ft² integer shares
Option Agreement [Member] | Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Ownership percentage	100.00%
Durango, Mexico [Member] | Unification La Platosa properties [Member]
Statement [Line Items]
Description for exploration period	the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years
Exploration and mining rights acquisition consideration transferred, shares | shares	135,189
Exploration and mining rights acquisition consideration transferred, Value | $	$ 250
Durango, Mexico [Member] | Unification La Platosa properties [Member] | Minerales [Member]
Statement [Line Items]
Description of royalty terms	The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes
Description for exclusive right acquisition under agreement	Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property
Avino Mine Area Property [Member] | 1 Concessions [Member] | Durango, Mexico [Member]
Statement [Line Items]
Area of exploitation concessions	98.83
Avino Mine Area Property [Member] | 24 Concessions [Member] | Durango, Mexico [Member]
Statement [Line Items]
Area of exploitation concessions	154.4
Number of exploitation concessions | integer	24
Mayo Mining Division [Member] | Yukon, Canada [Member] | Eagle property option agreement [Member]
Statement [Line Items]
Ownership percentage	100.00%
La Preciosa, Mexico [Member]
Statement [Line Items]
Area of exploitation concessions	1,284.7